AB Bond Fund, Inc.

AB Bond Inflation Strategy

Portfolio of Investments

January 31, 2020 (unaudited)

Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 78.8%
Japan – 0.7%
Japanese Government CPI Linked Bond Series 22 0.10%, 3/10/27	JPY	490,271	$4,644,576

United States – 78.1%
U.S. Treasury Inflation Index
0.125%, 1/15/22-7/15/24 (TIPS)	U.S.$	50,404	51,046,184
0.125%, 7/15/22 (TIPS)(a)	14,407	14,526,607
0.125%, 7/15/26 (TIPS)(b)	49,509	50,654,195
0.25%, 7/15/29 (TIPS)	14,483	15,046,259
0.375%, 7/15/23 (TIPS)(a)	24,480	25,008,034
0.375%, 7/15/25 (TIPS)	29,428	30,471,399
0.375%, 7/15/27 (TIPS)(b)	63,110	65,811,660
0.50%, 1/15/28 (TIPS)(b)	26,844	28,202,528
0.625%, 1/15/24 (TIPS)(b)	40,750	42,035,993
0.625%, 1/15/26 (TIPS)	31,373	32,878,386
0.75%, 7/15/28 (TIPS)	42,450	45,786,759
1.75%, 1/15/28 (TIPS)	13,276	15,251,329
2.00%, 1/15/26 (TIPS)	19,492	22,004,253
2.375%, 1/15/25-1/15/27 (TIPS)	29,269	33,806,778
2.50%, 1/15/29 (TIPS)	14,938	18,427,962
3.875%, 4/15/29 (TIPS)	12,047	16,429,039

507,387,365

Total Inflation-Linked Securities (cost $492,510,396)	512,031,941

CORPORATES - INVESTMENT GRADE – 15.2%
Industrial – 8.1%
Basic – 0.9%
Alpek SAB de CV 4.25%, 9/18/29 (c)	232	240,845
Braskem Netherlands Finance BV 4.50%, 1/31/30 (c)	1,600	1,607,520
Celulosa Arauco y Constitucion SA 4.20%, 1/29/30 (c)	489	497,564
DuPont de Nemours, Inc.
4.205%, 11/15/23	915	988,886
4.493%, 11/15/25	915	1,021,469
Eastman Chemical Co. 3.80%, 3/15/25	227	243,088
Inversiones CMPC SA 4.375%, 4/04/27 (c)	845	899,756
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 5/15/23 (c)	270	281,728

5,780,856

Capital Goods – 0.3%
Embraer Netherlands Finance BV 5.40%, 2/01/27	590	668,328
Principal Amount (000)	U.S. $ Value

General Electric Co. 0.875%, 5/17/25	EUR	1,165	$1,324,034

1,992,362

Communications - Media – 0.1%
Cox Communications, Inc. 2.95%, 6/30/23 (c)	U.S.$	163	167,593
Time Warner Cable LLC
4.50%, 9/15/42	235	243,552
5.00%, 2/01/20	35	35,000
ViacomCBS, Inc. 3.50%, 1/15/25	300	318,831

764,976

Communications - Telecommunications – 1.1%
AT&T, Inc.
3.40%, 5/15/25	1,382	1,466,095
4.125%, 2/17/26	431	475,242
4.55%, 3/09/49	715	812,969
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 3/20/25 (c)	1,150	1,218,621
Verizon Communications, Inc. 4.862%, 8/21/46	574	737,223
Vodafone Group PLC 3.75%, 1/16/24	2,003	2,136,820

6,846,970

Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 5.10%, 1/17/24	1,166	1,278,519

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.50%, 11/15/48	437	518,645

Consumer Non-Cyclical – 2.2%
AbbVie, Inc. 4.875%, 11/14/48	337	402,300
AmerisourceBergen Corp. 4.30%, 12/15/47	475	522,020
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/49	1,080	1,472,602
BAT Capital Corp. 3.215%, 9/06/26	1,308	1,350,379
Baxalta, Inc. 3.60%, 6/23/22	209	215,644
Cigna Corp.
3.75%, 7/15/23	318	336,190
4.125%, 11/15/25	374	411,131
4.375%, 10/15/28	501	566,150
Coca-Cola Femsa SAB de CV 2.75%, 1/22/30	458	471,305
CVS Health Corp.
4.10%, 3/25/25	685	744,163
4.30%, 3/25/28	685	759,932
Principal Amount (000)	U.S. $ Value

Gilead Sciences, Inc. 2.55%, 9/01/20	U.S.$	1,360	$1,365,590
Kraft Heinz Foods Co.
3.75%, 4/01/30(c)	981	1,037,211
3.95%, 7/15/25	83	88,920
Mylan NV 3.95%, 6/15/26	623	664,417
Reynolds American, Inc. 6.875%, 5/01/20	570	576,783
Sigma Alimentos SA de CV 4.125%, 5/02/26 (c)	209	218,993
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/23	1,151	1,250,182
Tyson Foods, Inc. 3.95%, 8/15/24	650	703,528
Zimmer Biomet Holdings, Inc. 2.70%, 4/01/20	570	570,336
Zoetis, Inc. 3.45%, 11/13/20	509	514,553

14,242,329

Energy – 2.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	728	771,047
4.08%, 12/15/47	250	266,113
Cenovus Energy, Inc. 4.25%, 4/15/27	33	35,214
Energy Transfer Operating LP
3.75%, 5/15/30	1,295	1,320,408
4.50%, 4/15/24	336	361,570
5.20%, 2/01/22	510	536,127
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/23	115	122,743
Eni SpA 4.25%, 5/09/29 (c)	954	1,075,654
Enterprise Products Operating LLC
3.70%, 1/31/51	985	984,507
5.20%, 9/01/20	335	341,358
Hess Corp. 4.30%, 4/01/27	1,053	1,125,331
Kinder Morgan Energy Partners LP
4.15%, 3/01/22	104	108,611
5.00%, 10/01/21	1,200	1,250,496
Marathon Petroleum Corp. 5.125%, 3/01/21	280	289,828
Occidental Petroleum Corp. 3.50%, 8/15/29	1,074	1,107,616
Sabine Pass Liquefaction LLC 5.00%, 3/15/27	418	465,639
TransCanada PipeLines Ltd. 9.875%, 1/01/21	930	996,904
Williams Cos., Inc. (The)
3.90%, 1/15/25	1,250	1,336,325
4.125%, 11/15/20	300	303,330

12,798,821
Principal Amount (000)	U.S. $ Value

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 3/25/24 (c)	U.S.$	600	$654,000

Services – 0.3%
Expedia Group, Inc. 3.80%, 2/15/28	886	919,721
Global Payments, Inc. 4.00%, 6/01/23	496	527,442
S&P Global, Inc. 4.40%, 2/15/26	611	690,778

2,137,941

Technology – 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24	153	160,124
3.875%, 1/15/27	407	429,686
Broadcom, Inc.
3.625%, 10/15/24(c)	500	526,450
4.25%, 4/15/26(c)	560	605,136
Dell International LLC/EMC Corp.
5.45%, 6/15/23(c)	111	121,572
6.02%, 6/15/26(c)	974	1,136,979
KLA Corp. 4.65%, 11/01/24	639	712,063
Lam Research Corp. 2.80%, 6/15/21	250	253,480
Seagate HDD Cayman 4.75%, 1/01/25	195	209,247

4,154,737

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd.
4.35%, 4/05/36(c)	241	259,376
5.875%, 7/05/34(c)	327	387,425

646,801

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 3.95%, 1/19/22 (c)	565	581,067

52,398,024

Financial Institutions – 6.7%
Banking – 5.9%
ABN AMRO Bank NV 4.75%, 7/28/25 (c)	200	221,534
AIB Group PLC
4.263%, 4/10/25(c)	825	878,938
4.75%, 10/12/23(c)	425	460,845
American Express Co. Series C 4.90%, 3/15/20 (d)	485	485,960
Principal Amount (000)	U.S. $ Value

Australia & New Zealand Banking Group Ltd. 4.40%, 5/19/26 (c)	U.S.$	600	$660,978
Banco Santander SA 5.179%, 11/19/25	1,000	1,136,620
Bank of America Corp.
4.45%, 3/03/26	1,750	1,953,140
Series DD
6.30%, 3/10/26(d)	295	342,445
Series L
3.95%, 4/21/25	2,182	2,361,666
Series Z
6.50%, 10/23/24(d)	458	520,943
Bank of Nova Scotia (The) 2.50%, 1/08/21	344	346,628
Banque Federative du Credit Mutuel SA 2.75%, 10/15/20 (c)	555	558,896
Barclays Bank PLC 6.86%, 6/15/32 (c) (d)	137	169,098
Barclays PLC 3.684%, 1/10/23	700	719,796
BNP Paribas SA
2.375%, 5/21/20	534	534,956
4.375%, 5/12/26(c)	600	655,998
BPCE SA 5.70%, 10/22/23 (c)	213	237,949
CIT Group, Inc. 5.25%, 3/07/25	579	639,523
Citigroup, Inc. 3.875%, 3/26/25	1,293	1,392,910
Commonwealth Bank of Australia 4.50%, 12/09/25 (c)	404	446,703
Cooperatieve Rabobank UA 4.375%, 8/04/25	396	435,754
Credit Agricole SA/London 2.75%, 6/10/20 (c)	565	566,966
Credit Suisse Group Funding Guernsey Ltd. 4.55%, 4/17/26	891	1,004,496
Danske Bank A/S 3.244%, 12/20/25 (c)	663	684,136
Discover Bank 4.682%, 8/09/28	327	346,375
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21	382	383,631
2.905%, 7/24/23	922	942,791
3.514% (LIBOR 3 Month + 1.60%), 11/29/23(e)	406	421,465
HSBC Bank USA NA 4.875%, 8/24/20	535	544,138
HSBC Holdings PLC
4.041%, 3/13/28	270	294,800
4.25%, 3/14/24	946	1,016,874
4.292%, 9/12/26	377	413,980
ING Bank NV 5.80%, 9/25/23 (c)	1,359	1,523,901
Principal Amount (000)	U.S. $ Value

JPMorgan Chase & Co.
2.295%, 8/15/21	U.S.$	322	$322,963
3.22%, 3/01/25	1,180	1,237,749
4.25%, 10/15/20	55	55,961
Series FF
5.00%, 8/01/24(d)	876	916,384
KeyBank NA/Cleveland OH 2.25%, 3/16/20	833	833,483
Lloyds Banking Group PLC 4.582%, 12/10/25	1,191	1,311,493
Morgan Stanley
3.737%, 4/24/24	1,196	1,262,294
5.00%, 11/24/25	300	343,113
Series G
4.35%, 9/08/26	929	1,035,937
5.50%, 7/28/21	456	480,916
National Australia Bank Ltd./New York Series G 2.625%, 7/23/20	400	401,784
Nationwide Building Society 4.00%, 9/14/26 (c)	820	877,564
PNC Bank NA
2.60%, 7/21/20	250	250,793
3.80%, 7/25/23	940	998,647
Santander Holdings USA, Inc.
3.244%, 10/05/26(c)	554	568,210
4.40%, 7/13/27	808	885,204
Santander UK PLC 5.00%, 11/07/23 (c)	505	550,702
Truist Financial Corp. 2.625%, 6/29/20	480	481,320
UBS AG/Stamford CT 7.625%, 8/17/22	465	522,893
UBS Group AG 4.125%, 9/24/25 (c)	1,153	1,272,693
US Bancorp Series J 5.30%, 4/15/27 (d)	427	469,691

38,384,627

Finance – 0.3%
Synchrony Financial 4.50%, 7/23/25	1,875	2,038,481

Insurance – 0.4%
Centene Corp.
4.25%, 12/15/27(c)	208	216,828
4.625%, 12/15/29(c)	237	255,301
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/77 (c)	183	233,202
MetLife, Inc. 5.70%, 6/15/35	90	125,506
Nationwide Financial Services, Inc. 5.375%, 3/25/21 (c)	360	373,777
Principal Amount (000)	U.S. $ Value

Nationwide Mutual Insurance Co. 9.375%, 8/15/39 (c)	U.S.$	125	$220,240
New York Life Global Funding 1.95%, 2/11/20 (c)	905	905,027
Voya Financial, Inc. 5.65%, 5/15/53	335	357,455

2,687,336

REITS – 0.1%
Welltower, Inc. 4.00%, 6/01/25	708	774,021

43,884,465

Utility – 0.4%
Electric – 0.4%
AES Corp./VA 4.00%, 3/15/21	562	570,290
CMS Energy Corp. 5.05%, 3/15/22	144	152,362
Enel Chile SA 4.875%, 6/12/28	821	917,981
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/24 (c)	620	687,037

2,327,670

Total Corporates - Investment Grade (cost $92,613,426)	98,610,159

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.9%
Non-Agency Fixed Rate CMBS – 5.5%
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/50	1,210	1,325,456
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 5/10/58	730	776,600
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 3/13/35 (c)	885	923,817
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B
3.732%, 4/10/46	915	956,561
Series 2013-GC11, Class D
4.563%, 4/10/46(c)	191	199,593
Series 2015-GC27, Class A5
3.137%, 2/10/48	1,382	1,458,939
Series 2015-GC35, Class A4
3.818%, 11/10/48	450	494,231
Series 2016-C1, Class A4
3.209%, 5/10/49	775	829,153
Series 2016-GC36, Class A5
3.616%, 2/10/49	565	615,920
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35(c)	167	166,768
Principal Amount (000)	U.S. $ Value

Series 2015-CR24, Class A5
3.696%, 8/10/48	U.S.$	590	$641,615
Series 2015-CR25, Class A4
3.759%, 8/10/48	1,155	1,260,650
Series 2015-DC1, Class A5
3.35%, 2/10/48	1,220	1,297,092
Series 2015-PC1, Class A5
3.902%, 7/10/50	745	815,819
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57	475	508,983
Series 2015-C3, Class A4
3.718%, 8/15/48	395	428,561
Series 2015-C4, Class A4
3.808%, 11/15/48	1,853	2,025,028
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31(c)	278	278,242
Series 2014-GC18, Class D
5.156%, 1/10/47(c)	393	334,495
Series 2015-GC28, Class A5
3.396%, 2/10/48	1,300	1,388,550
Series 2018-GS9, Class A4
3.992%, 3/10/51	1,150	1,297,232
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.599%, 8/15/46 (c)	129	132,318
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47	1,220	1,312,557
Series 2014-C22, Class XA
0.988%, 9/15/47(f)	20,281	661,588
Series 2015-C30, Class A5
3.822%, 7/15/48	585	639,177
Series 2015-C31, Class A3
3.801%, 8/15/48	990	1,081,716
Series 2015-C33, Class A4
3.77%, 12/15/48	1,150	1,258,532
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.218%, 9/15/50 (f)	8,948	533,584
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39	136	72,580
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.245%, 10/15/48 (f)	10,911	508,186
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56(g)	54	54,399
Series 2016-UB12, Class A4
3.596%, 12/15/49	870	951,593
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
Principal Amount (000)	U.S. $ Value

4.313%, 5/15/51	U.S.$	1,200	$1,388,555
Series 2018-C8, Class A4
3.983%, 2/15/51	990	1,116,011
Series 2018-C9, Class A4
4.117%, 3/15/51	1,800	2,051,657
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/45	2,309	2,366,543
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48	1,160	1,243,219
Series 2015-SG1, Class C
4.623%, 9/15/48	537	559,477
Series 2016-LC25, Class C
4.566%, 12/15/59	330	353,601
Series 2016-NXS6, Class A4
2.918%, 11/15/49	900	947,513
Series 2016-NXS6, Class C
4.457%, 11/15/49	525	562,532

35,818,643

Non-Agency Floating Rate CMBS – 2.4%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
2.576% (LIBOR 1 Month + 0.90%), 4/15/35(c) (e)	891	889,117
Series 2018-KEYS, Class A
2.676% (LIBOR 1 Month + 1.00%), 5/15/35(c) (e)	1,250	1,248,430
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 2.676% (LIBOR 1 Month + 1.00%), 11/15/33 (c) (e)	1,755	1,755,002
BFLD Series 2019-DPLO, Class D 3.516% (LIBOR 1 Month + 1.84%), 10/15/34 (c) (e)	468	467,718
BHMS Series 2018-ATLS, Class A 2.926% (LIBOR 1 Month + 1.25%), 7/15/35 (c) (e)	1,001	1,000,956
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 2.496% (LIBOR 1 Month + 0.82%), 6/15/35 (c) (e)	1,000	996,233
BX Commercial Mortgage Trust Series 2019-IMC, Class A 2.676% (LIBOR 1 Month + 1.00%), 4/15/34 (c) (e)	766	766,288
BX Trust Series 2018-EXCL, Class A 2.764% (LIBOR 1 Month + 1.09%), 9/15/37 (c) (e)	1,130	1,128,335
Principal Amount (000)	U.S. $ Value

CLNY Trust Series 2019-IKPR, Class D 3.701% (LIBOR 1 Month + 2.03%), 11/15/38 (c) (e)	U.S.$	1,000	$994,982
DBWF Mortgage Trust Series 2018-GLKS, Class A 2.688% (LIBOR 1 Month + 1.03%), 11/19/35 (c) (e)	1,042	1,041,493
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
2.876% (LIBOR 1 Month + 1.20%), 6/15/38(c) (e)	1,368	1,367,657
Series 2019-SMP, Class A
2.826% (LIBOR 1 Month + 1.15%), 8/15/32(c) (e)	1,125	1,125,128
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 3.626% (LIBOR 1 Month + 1.95%), 11/15/26 (e) (h)	182	181,671
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
2.46% (LIBOR 1 Month + 0.78%), 7/15/33(c) (e)	1,200	1,198,907
Series 2019-MILE, Class A
3.176% (LIBOR 1 Month + 1.50%), 7/15/36(c) (e)	461	462,214
Starwood Retail Property Trust Series 2014-STAR, Class A 3.146% (LIBOR 1 Month + 1.47%), 11/15/27 (c) (e)	961	959,272

15,583,403

Total Commercial Mortgage-Backed Securities (cost $49,471,882)	51,402,046

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.7%
Risk Share Floating Rate – 5.7%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.011% (LIBOR 1 Month + 1.35%), 8/25/28(c) (e)	364	364,671
Series 2018-3A, Class M1B
3.511% (LIBOR 1 Month + 1.85%), 10/25/28(c) (e)	755	759,148
Series 2019-2A, Class M1C
3.661% (LIBOR 1 Month + 2.00%), 4/25/29(c) (e)	707	709,326
Series 2019-3A, Class M1B
3.261% (LIBOR 1 Month + 1.60%), 7/25/29(c) (e)	660	665,022
Series 2019-3A, Class M1C
3.611% (LIBOR 1 Month + 1.95%), 7/25/29(c) (e)	480	482,490
Series 2019-4A, Class M1B
Principal Amount (000)	U.S. $ Value

3.661% (LIBOR 1 Month + 2.00%), 10/25/29(c) (e)	U.S.$	965	$967,938
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.061% (LIBOR 1 Month + 2.40%), 4/25/31(c) (e)	638	646,129
Series 2019-R02, Class 1M2
3.961% (LIBOR 1 Month + 2.30%), 8/25/31(c) (e)	462	466,751
Series 2019-R03, Class 1M2
3.811% (LIBOR 1 Month + 2.15%), 9/25/31(c) (e)	231	233,083
Series 2019-R04, Class 2M2
3.761% (LIBOR 1 Month + 2.10%), 6/25/39(c) (e)	682	687,949
Series 2019-R05, Class 1M2
3.661% (LIBOR 1 Month + 2.00%), 7/25/39(c) (e)	474	476,414
Series 2019-R06, Class 2M2
3.761% (LIBOR 1 Month + 2.10%), 9/25/39(c) (e)	702	709,483
Series 2019-R07, Class 1M2
3.761% (LIBOR 1 Month + 2.10%), 10/25/39(c) (e)	1,280	1,295,268
Series 2020-R01, Class 1M2
3.742% (LIBOR 1 Month + 2.05%), 1/25/40(c) (e)	1,270	1,283,614
Eagle RE Ltd. Series 2018-1, Class M1 3.361% (LIBOR 1 Month + 1.70%), 11/25/28 (c) (e)	210	210,124
Eagle Re Ltd. Series 2020-1, Class M1A 2.576% (LIBOR 1 Month + 0.90%), 1/25/30 (c) (e)	1,100	1,099,900
Federal Home Loan Mortgage Corp.
Series 2019-DNA3, Class M2
3.711% (LIBOR 1 Month + 2.05%), 7/25/49(c) (e)	109	110,213
Series 2019-DNA4, Class M2
3.611% (LIBOR 1 Month + 1.95%), 10/25/49(c) (e)	955	962,254
Series 2019-FTR2, Class M2
3.811% (LIBOR 1 Month + 2.15%), 11/25/48(c) (e)	515	515,949
Series 2019-HQA3, Class M2
3.511% (LIBOR 1 Month + 1.85%), 9/25/49(c) (e)	640	642,804
Series 2019-HQA4, Class M1
2.431% (LIBOR 1 Month + 0.77%), 11/25/49(c) (e)	838	838,529
Series 2020-DNA1, Class M2
3.359% (LIBOR 1 Month + 1.70%), 1/25/50(c) (e)	950	951,054
Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.911% (LIBOR 1 Month + 4.25%), 11/25/23(e)	U.S.$	1,342	$1,455,268
Series 2014-DN3, Class M3
5.661% (LIBOR 1 Month + 4.00%), 8/25/24(e)	982	1,047,938
Series 2014-HQ3, Class M3
6.411% (LIBOR 1 Month + 4.75%), 10/25/24(e)	194	206,626
Series 2015-DNA2, Class M2
4.261% (LIBOR 1 Month + 2.60%), 12/25/27(e)	51	51,352
Series 2015-DNA2, Class M3
5.561% (LIBOR 1 Month + 3.90%), 12/25/27(e)	805	836,503
Series 2015-HQA1, Class M2
4.311% (LIBOR 1 Month + 2.65%), 3/25/28(e)	19	19,133
Series 2015-HQA2, Class M3
6.461% (LIBOR 1 Month + 4.80%), 5/25/28(e)	276	301,662
Series 2016-DNA1, Class M3
7.211% (LIBOR 1 Month + 5.55%), 7/25/28(e)	324	359,043
Series 2016-DNA2, Class M3
6.311% (LIBOR 1 Month + 4.65%), 10/25/28(e)	1,001	1,077,288
Series 2017-DNA1, Class M2
4.911% (LIBOR 1 Month + 3.25%), 7/25/29(e)	850	902,392
Series 2017-DNA3, Class M2
4.161% (LIBOR 1 Month + 2.50%), 3/25/30(e)	900	932,357
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
4.661% (LIBOR 1 Month + 3.00%), 7/25/24(e)	355	374,377
Series 2014-C04, Class 1M2
6.561% (LIBOR 1 Month + 4.90%), 11/25/24(e)	348	383,448
Series 2014-C04, Class 2M2
6.661% (LIBOR 1 Month + 5.00%), 11/25/24(e)	97	105,016
Series 2015-C01, Class 1M2
5.961% (LIBOR 1 Month + 4.30%), 2/25/25(e)	829	887,519
Series 2015-C01, Class 2M2
6.211% (LIBOR 1 Month + 4.55%), 2/25/25(e)	158	164,601
Series 2015-C02, Class 1M2
Principal Amount (000)	U.S. $ Value

5.661% (LIBOR 1 Month + 4.00%), 5/25/25(e)	U.S.$	303	$323,322
Series 2015-C02, Class 2M2
5.661% (LIBOR 1 Month + 4.00%), 5/25/25(e)	191	198,339
Series 2015-C03, Class 1M2
6.661% (LIBOR 1 Month + 5.00%), 7/25/25(e)	394	429,739
Series 2015-C03, Class 2M2
6.661% (LIBOR 1 Month + 5.00%), 7/25/25(e)	334	355,476
Series 2015-C04, Class 1M2
7.361% (LIBOR 1 Month + 5.70%), 4/25/28(e)	764	848,528
Series 2015-C04, Class 2M2
7.211% (LIBOR 1 Month + 5.55%), 4/25/28(e)	334	358,826
Series 2016-C01, Class 1M2
8.411% (LIBOR 1 Month + 6.75%), 8/25/28(e)	460	510,573
Series 2016-C01, Class 2M2
8.611% (LIBOR 1 Month + 6.95%), 8/25/28(e)	299	326,974
Series 2016-C02, Class 1M2
7.661% (LIBOR 1 Month + 6.00%), 9/25/28(e)	402	442,365
Series 2016-C03, Class 2M2
7.561% (LIBOR 1 Month + 5.90%), 10/25/28(e)	1,351	1,464,582
Series 2016-C05, Class 2M2
6.111% (LIBOR 1 Month + 4.45%), 1/25/29(e)	941	996,909
Series 2016-C06, Class 1M2
5.911% (LIBOR 1 Month + 4.25%), 4/25/29(e)	600	643,868
Series 2016-C07, Class 2M2
6.011% (LIBOR 1 Month + 4.35%), 5/25/29(e)	925	979,138
Series 2017-C03, Class 1M2
4.661% (LIBOR 1 Month + 3.00%), 10/25/29(e)	580	608,615
Home Re Ltd. Series 2018-1, Class M1 3.261% (LIBOR 1 Month + 1.60%), 10/25/28 (c) (e)	341	341,867
Mortgage Insurance-Linked Notes
Series 2019-1, Class M1
3.561% (LIBOR 1 Month + 1.90%), 11/26/29(c) (e)	805	808,049
Series 2020-1, Class M1A
2.61% (LIBOR 1 Month + 0.95%), 2/25/30(c) (e)	391	391,314
Principal Amount (000)	U.S. $ Value

Oaktown Re III Ltd. Series 2019-1A, Class M1B 3.611% (LIBOR 1 Month + 1.95%), 7/25/29 (c) (e)	U.S.$	452	$453,353
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.805% (LIBOR 1 Month + 2.00%), 3/27/24(e) (h)	384	382,533
Series 2019-2R, Class A
4.555% (LIBOR 1 Month + 2.75%), 5/27/23(e) (h)	694	700,080
Series 2019-3R, Class A
4.349% (LIBOR 1 Month + 2.70%), 10/27/22(e) (h)	281	282,771
Radnor Re Ltd.
Series 2019-1, Class M1B
3.611% (LIBOR 1 Month + 1.95%), 2/25/29(c) (e)	418	419,007
Series 2019-2, Class M1B
3.411% (LIBOR 1 Month + 1.75%), 6/25/29(c) (e)	723	724,490

37,173,354

Agency Floating Rate – 1.0%
Federal Home Loan Mortgage Corp. REMICs
Series 3955, Class SD
4.924% (6.60% – LIBOR 1 Month), 11/15/41(e) (i)	4,065	694,314
Series 4693, Class SL
4.474% (6.15% – LIBOR 1 Month), 6/15/47(e) (i)	2,294	479,640
Series 4727, Class SA
4.524% (6.20% – LIBOR 1 Month), 11/15/47(e) (i)	2,599	465,033
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.879% (6.54% – LIBOR 1 Month), 12/25/41(e) (i)	1,160	256,790
Series 2014-17, Class SA
4.389% (6.05% – LIBOR 1 Month), 4/25/44(e) (i)	2,811	584,015
Series 2014-78, Class SE
4.439% (6.10% – LIBOR 1 Month), 12/25/44(e) (i)	1,975	380,293
Series 2014-92, Class SX
4.439% (6.10% – LIBOR 1 Month), 1/25/45(e) (i)	2,527	529,203
Series 2016-77, Class DS
4.339% (6.00% – LIBOR 1 Month), 10/25/46(e) (i)	2,235	419,719
Series 2017-62, Class AS
4.489% (6.15% – LIBOR 1 Month), 8/25/47(e) (i)	2,327	414,544
Series 2017-81, Class SA
Principal Amount (000)	U.S. $ Value

4.539% (6.20% – LIBOR 1 Month), 10/25/47(e) (i)	U.S.$	2,475	$509,259
Series 2017-97, Class LS
4.539% (6.20% – LIBOR 1 Month), 12/25/47(e) (i)	2,520	579,730
Government National Mortgage Association
Series 2017-122, Class SA
4.542% (6.20% – LIBOR 1 Month), 8/20/47(e) (i)	1,711	335,695
Series 2017-134, Class MS
4.542% (6.20% – LIBOR 1 Month), 9/20/47(e) (i)	1,671	356,518

6,004,753

Total Collateralized Mortgage Obligations (cost $42,237,497)	43,178,107

ASSET-BACKED SECURITIES – 3.6%
Autos - Fixed Rate – 2.1%
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class A
3.70%, 9/20/24(c)	1,760	1,864,316
Series 2018-2A, Class A
4.00%, 3/20/25(c)	1,425	1,537,396
Exeter Automobile Receivables Trust Series 2016-1A, Class D 8.20%, 2/15/23 (c)	250	257,624
First Investors Auto Owner Trust Series 2019-1A, Class B 3.02%, 3/17/25 (c)	1,200	1,227,445
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23(c)	325	346,134
Series 2016-4, Class D
3.89%, 11/15/22(c)	330	337,215
Series 2017-4, Class A
2.07%, 4/15/22(c)	46	45,756
Series 2018-3, Class B
3.59%, 12/16/24(c)	1,200	1,225,228
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21(c)	625	625,537
Series 2015-1A, Class B
3.52%, 3/25/21(c)	489	489,725
Series 2015-3A, Class A
2.67%, 9/25/21(c)	1,000	1,003,903
Series 2017-1A, Class A
2.96%, 10/25/21(c)	1,510	1,519,997
Series 2019-1A, Class A
3.71%, 3/25/23(c)	1,190	1,234,167
Series 2019-2A, Class A
3.42%, 5/25/25(c)	1,000	1,049,215
Principal Amount (000)	U.S. $ Value

Westlake Automobile Receivables Trust Series 2016-3A, Class E 5.69%, 10/16/23 (c)	U.S.$	875	$877,032

13,640,690

Other ABS - Fixed Rate – 0.8%
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A 3.39%, 7/15/25 (c)	157	157,661
Marlette Funding Trust
Series 2017-3A, Class B
3.01%, 12/15/24(c)	64	63,823
Series 2018-3A, Class A
3.20%, 9/15/28(c)	276	276,390
Series 2018-4A, Class A
3.71%, 12/15/28(c)	507	511,386
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 7/15/25 (c)	389	390,909
SBA Tower Trust Series 2015-1A,Class C 3.156%, 10/08/20 (c)	851	851,545
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25(c)	28	27,772
Series 2016-3, Class A
3.05%, 12/26/25(c)	82	82,359
Series 2017-2, Class A
3.28%, 2/25/26(c)	262	263,177
Series 2017-5, Class A2
2.78%, 9/25/26(c)	593	596,208
Series 2017-6, Class A2
2.82%, 11/25/26(c)	669	672,090
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 8/25/27 (c)	1,166	1,179,938

5,073,258

Credit Cards - Fixed Rate – 0.7%
World Financial Network Credit Card Master Trust
Series 2018-A, Class A
3.07%, 12/16/24	1,675	1,697,782
Series 2018-B, Class A
3.46%, 7/15/25	850	873,557
Series 2018-B, Class M
3.81%, 7/15/25	935	959,157
Series 2019-B, Class M
3.04%, 4/15/26	1,070	1,083,414

4,613,910

Total Asset-Backed Securities (cost $22,796,387)	23,327,858

Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 2.1%
Industrial – 1.1%
Capital Goods – 0.1%
TransDigm, Inc. 6.25%, 3/15/26 (c)	U.S.$	512	$553,017

Communications - Media – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/01/23(c)	656	667,185
5.00%, 2/01/28(c)	702	734,285
CSC Holdings LLC 6.75%, 11/15/21	145	155,695
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 8/15/26 (c)	407	405,718

1,962,883

Consumer Cyclical - Automotive – 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 4.375%, 5/15/26 (c)	EUR	191	218,183

Consumer Cyclical - Other – 0.1%
International Game Technology PLC
6.25%, 2/15/22(c)	U.S.$	360	377,111
6.50%, 2/15/25(c)	460	518,319

895,430

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 2/15/23 (c)	1,160	1,179,813

Energy – 0.3%
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23	618	633,512
5.875%, 3/15/28	640	680,339
Transocean Poseidon Ltd. 6.875%, 2/01/27 (c)	388	409,654

1,723,505

Technology – 0.1%
CommScope, Inc.
5.50%, 3/01/24(c)	302	309,849
6.00%, 3/01/26(c)	420	440,752

750,601

7,283,432

Financial Institutions – 1.0%
Banking – 0.8%
Citigroup, Inc.
5.95%, 1/30/23(d)	257	274,059
Series O
Principal Amount (000)	U.S. $ Value

5.875%, 3/27/20(d)	U.S.$	485	$486,775
Series Q
5.95%, 8/15/20(d)	409	415,977
Credit Suisse Group AG
6.375%, 8/21/26(c) (d)	320	354,765
7.50%, 7/17/23(c) (d)	1,099	1,213,780
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/22 (d)	254	257,513
Morgan Stanley Series J 5.55%, 7/15/20 (d)	195	197,662
Royal Bank of Scotland Group PLC
8.625%, 8/15/21(d)	480	518,582
Series U
4.265% (LIBOR 3 Month + 2.32%), 9/30/27(d) (e)	600	599,832
Standard Chartered PLC
3.28% (LIBOR 3 Month + 1.51%), 1/30/27(c) (d) (e)	400	364,508
7.50%, 4/02/22(c) (d)	380	406,585

5,090,038

Finance – 0.2%
Navient Corp.
6.125%, 3/25/24	722	770,194
6.625%, 7/26/21	415	437,887
7.25%, 1/25/22	54	58,193

1,266,274

6,356,312

Total Corporates - Non-Investment Grade (cost $13,088,674)	13,639,744

EMERGING MARKETS - TREASURIES – 1.9%
Brazil – 1.9%
Brazil Letras do Tesouro Nacional Series LTN Zero Coupon, 4/01/20 (cost $13,007,875)	BRL	54,500	12,642,309

GOVERNMENTS - TREASURIES – 1.4%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 3/10/22	MYR	6,633	1,651,564

Netherlands – 1.2%
Netherlands Government Bond 0.25%, 7/15/29 (c)	EUR	6,420	7,527,723

Total Governments - Treasuries (cost $8,994,166)	9,179,287

Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Brazil – 0.2%
GUSAP III LP 4.25%, 1/21/30 (c)	U.S.$	1,000	$1,049,500

Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.15%, 1/14/30 (c)	655	667,301

Indonesia – 0.2%
Pertamina Persero PT 6.45%, 5/30/44 (c)	575	744,445
Perusahaan Listrik Negara PT 6.15%, 5/21/48 (c)	305	386,969

1,131,414

Mexico – 0.1%
Petroleos Mexicanos
6.75%, 9/21/47	529	533,681
6.84%, 1/23/30(c)	258	279,543

813,224

Total Quasi-Sovereigns (cost $3,322,571)	3,661,439

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.3%
Capital Goods – 0.0%
Odebrecht Finance Ltd. 5.25%, 6/27/29 (c) (j) (k)	426	21,832

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 1/22/30 (c)	427	435,762

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 9/29/26 (c)	328	335,175
BRF SA 3.95%, 5/22/23 (c)	312	316,387
Minerva Luxembourg SA 6.50%, 9/20/26 (c)	465	494,208
Virgolino de Oliveira Finance SA 10.50%, 1/28/18 (h) (j) (l)	655	19,650

1,165,420

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 1/18/25 (c)	458	491,921

2,114,935

Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Terraform Global Operating LLC 6.125%, 3/01/26 (h)	U.S.$	222	$230,749

Total Emerging Markets - Corporate Bonds (cost $2,990,104)	2,345,684

EMERGING MARKETS - SOVEREIGNS – 0.0%
Egypt – 0.0%
Egypt Government International Bond 6.125%, 1/31/22 (c) (cost $255,000)	255	267,272

Shares

COMMON STOCKS – 0.0%
Financials – 0.0%
Insurance – 0.0%
Mt Logan Re Ltd. (Preference Shares)(j) (m) (n) (o) (cost $260,000)	260	251,804

Total Investments – 118.6% (cost $741,547,978)(p)	770,537,650
Other assets less liabilities – (18.6)%	(121,044,613)

Net Assets – 100.0%	$649,493,037

FUTURES
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)

Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	288	March 2020	$62,311,500	$225,251
Sold Contracts
10 Yr Japan Bond (OSE) Futures	4	March 2020	5,642,933	(29,925)
Long Gilt Futures	34	March 2020	6,058,400	(129,753)
U.S. 10 Yr Ultra Futures	18	March 2020	2,621,813	(83,993)
U.S. T-Note 5 Yr (CBT) Futures	305	March 2020	36,697,695	(410,183)
U.S. T-Note 10 Yr (CBT) Futures	374	March 2020	49,239,438	(795,374)
U.S. Ultra Bond (CBT) Futures	58	March 2020	11,233,875	(566,802)

$(1,790,779)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)

Citibank, NA	USD	560	GBP	426	3/13/20	$3,231
Goldman Sachs Bank USA	USD	1,683	MYR	6,876	2/13/20	(9,494)
Goldman Sachs Bank USA	BRL	54,500	USD	12,966	4/08/20	282,475
Goldman Sachs Bank USA	MYR	6,876	USD	1,675	8/13/20	7,744
Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)

HSBC Bank USA	USD	987	ZAR	14,318	4/08/20	$(41,338)
JPMorgan Chase Bank, NA	EUR	7,801	USD	8,728	4/08/20	42,775
JPMorgan Chase Bank, NA	JPY	510,922	USD	4,699	4/09/20	(32,475)
State Street Bank & Trust Co.	MYR	6,876	USD	1,639	2/13/20	(34,820)
State Street Bank & Trust Co.	USD	257	ZAR	3,733	4/08/20	(10,683)
State Street Bank & Trust Co.	ZAR	15,557	USD	1,064	4/08/20	36,378

$243,793

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Buy Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	(5.00)%	Quarterly	3.07%	USD	4,406	$(394,202)	$(417,957)	$23,755
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)	Quarterly	0.44	USD	8,750	(219,085)	(140,083)	(79,002)
CDX-NAIG Series 33, 5 Year Index, 12/20/24*	(1.00)	Quarterly	0.50	USD	18,950	(468,687)	(491,269)	22,582

$(1,081,974)	$(1,049,309)	$(32,665)

CENTRALLY CLEARED INFLATION (CPI) SWAPS
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	6,000	7/15/20	1.613%	CPI#	Maturity	$24,495	$—	$24,495
USD	11,400	1/15/21	1.550%	CPI#	Maturity	13,617	—	13,617
USD	17,400	4/15/21	1.761%	CPI#	Maturity	(44,780)	—	(44,780)
USD	22,000	7/15/21	1.768%	CPI#	Maturity	(79,297)	—	(79,297)
USD	18,500	7/15/21	1.783%	CPI#	Maturity	(75,146)	—	(75,146)
USD	4,500	7/15/22	1.484%	CPI#	Maturity	10,880	—	10,880
USD	11,250	7/15/22	1.575%	CPI#	Maturity	(3,566)	—	(3,566)
USD	9,450	7/15/22	1.758%	CPI#	Maturity	(41,922)	—	(41,922)
USD	12,000	7/15/22	1.850%	CPI#	Maturity	(98,760)	—	(98,760)
USD	21,500	7/15/22	1.851%	CPI#	Maturity	(178,048)	—	(178,048)
USD	6,700	1/15/23	1.698%	CPI#	Maturity	(20,113)	—	(20,113)
USD	9,000	7/15/23	1.902%	CPI#	Maturity	(102,720)	—	(102,720)
USD	3,000	1/15/24	1.599%	CPI#	Maturity	10,432	—	10,432
________ ________ ________
$(584,928)	$—	$(584,928)
________ ________ ________
# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS
Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CAD	49,600	8/27/21	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	$(122,599)	$263	$(122,862)
SEK	217,650	8/30/24	3 Month STIBOR	(0.165)%	Quarterly/Annual	(404,357)	143	(404,500)
CAD	71,040	1/14/25	3 Month CDOR	1.950%	Semi-Annual/ Semi-Annual	799,994	155	799,839
USD	1,160	6/09/25	2.488%	3 Month LIBOR	Semi-Annual/Quarterly	(69,435)	—	(69,435)
USD	2,106	8/04/25	2.293%	3 Month LIBOR	Semi-Annual/Quarterly	(120,008)	—	(120,008)
USD	5,400	10/04/26	1.487%	3 Month LIBOR	Semi-Annual/Quarterly	(55,451)	—	(55,451)
USD	1,080	11/08/26	1.657%	3 Month LIBOR	Semi-Annual/Quarterly	(19,412)	—	(19,412)
USD	1,080	11/09/26	1.672%	3 Month LIBOR	Semi-Annual/Quarterly	(20,555)	—	(20,555)
USD	7,030	4/04/27	2.436%	3 Month LIBOR	Semi-Annual/Quarterly	(549,368)	—	(549,368)
USD	715	7/12/27	2.355%	3 Month LIBOR	Semi-Annual/Quarterly	(48,825)	—	(48,825)
USD	5,395	6/04/29	2.150%	3 Month LIBOR	Semi-Annual/Quarterly	(329,613)	—	(329,613)
USD	3,170	9/27/29	1.593%	3 Month LIBOR	Semi-Annual/Quarterly	(46,066)	—	(46,066)
JPY	2,034,920	12/13/29	6 Month LIBOR	0.080%	Semi-Annual/ Semi-Annual	138,012	—	138,012
USD	3,530	12/13/29	1.764%	3 Month LIBOR	Semi-Annual/Quarterly	(92,792)	—	(92,792)
USD	1,490	11/10/35	2.631%	3 Month LIBOR	Semi-Annual/Quarterly	(217,900)	—	(217,900)
CAD	15,060	1/14/50	2.210%	3 Month CDOR	Semi-Annual/ Semi-Annual	(889,418)	49	(889,467)

$(2,047,793)	$610	$(2,048,403)

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB-. Series 9, 9/17/58*	(3.00)%	Monthly	3.17%	USD	683	$5,145	$54,413	$(49,268)
CDX-CMBX.NA.BBB-. Series 9, 9/17/58*	(3.00)	Monthly	3.17	USD	1,367	10,298	102,540	(92,242)
CDX-CMBX.NA.BBB-. Series 9, 9/17/58*	(3.00)	Monthly	3.17	USD	1,367	10,298	99,048	(88,750)
CDX-CMBX.NA.BBB-. Series 9, 9/17/58*	(3.00)	Monthly	3.17	USD	1,683	12,678	117,828	(105,150)
CDX-CMBX.NA.BBB-. Series 9, 9/17/58*	(3.00)	Monthly	3.17	USD	346	2,607	23,570	(20,963)
CDX-CMBX.NA.BBB-. Series 9, 9/17/58*	(3.00)	Monthly	3.17	USD	346	2,607	23,570	(20,963)
CDX-CMBX.NA.BBB-. Series 9, 9/17/58*	(3.00)	Monthly	3.17	USD	328	2,471	22,844	(20,373)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	1,668	(231,101)	(268,242)	37,141
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	188	(26,047)	(30,430)	4,383
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	21	(2,910)	(3,365)	455
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	33	(4,577)	(5,267)	690
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	362	(50,155)	(56,446)	6,291
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	181	(25,077)	(27,894)	2,817
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	723	(44,573)	(89,244)	44,671
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	248	$(15,289)	$(32,805)	$17,516
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	210	(12,947)	(28,438)	15,491
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	547	(33,723)	(83,755)	50,032
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	67	(4,131)	(10,764)	6,633
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	209	(12,885)	(31,066)	18,181
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	475	(29,324)	(54,238)	24,914
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	683	(42,164)	(77,988)	35,824
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	950	(58,646)	(106,079)	47,433
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,367	(84,389)	(152,642)	68,253
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	953	(58,832)	(104,325)	45,493
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,620	(100,008)	(173,194)	73,186
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,016	(62,721)	(109,175)	46,454
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	376	(23,212)	(40,352)	17,140
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	340	(20,990)	(43,026)	22,036
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	292	(18,027)	(36,952)	18,925
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	475	(29,324)	(60,110)	30,786
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	335	$(20,681)	$(43,789)	$23,108
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	69	(4,260)	(8,863)	4,603
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	653	(40,366)	(78,539)	38,173
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	195	(12,054)	(23,453)	11,399
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	100	(6,165)	(10,145)	3,980
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.65	USD	1,145	11,221	(25,398)	36,619
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	130	(8,015)	(10,515)	2,500
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	169	(10,419)	(13,960)	3,541
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	326	(20,098)	(31,023)	10,925
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	122	(7,521)	(14,831)	7,310
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	471	(29,037)	(30,390)	1,353
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	138	(8,507)	(9,516)	1,009
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	226	(13,932)	(33,440)	19,508
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	139	(8,581)	(17,200)	8,619
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	5	(309)	(623)	314
Deutsche Bank AG
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	436	$(26,879)	$(31,198)	$4,319
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	130	(8,015)	(16,339)	8,324
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	662	(40,813)	(46,276)	5,463
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	714	(44,018)	(40,876)	(3,142)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	464	(28,605)	(38,066)	9,461
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	30	(1,849)	(3,507)	1,658
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	150	(9,247)	(18,852)	9,605
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	217	(13,378)	(24,757)	11,379
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	218	(13,440)	(24,861)	11,421
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	247	(15,227)	(26,540)	11,313
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	710	(43,772)	(81,539)	37,767
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,300	(80,145)	(153,153)	73,008
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,000	(61,734)	(132,046)	70,312
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	178	(10,974)	(15,341)	4,367
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	15	(925)	(1,341)	416
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	30	(1,849)	(2,731)	882
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	30	$(1,849)	$(2,955)	$1,106
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	59	(3,638)	(6,353)	2,715
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	322	(19,852)	(43,709)	23,857
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	166	(10,234)	(17,640)	7,406
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	598	(36,866)	(91,685)	54,819
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	371	(22,872)	(60,480)	37,608
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	517	(31,873)	(85,493)	53,620
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	15	(924)	(2,272)	1,348
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	27	(1,667)	(3,454)	1,787
JPMorgan Securties, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	118	(7,275)	(15,019)	7,744
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	691	(42,601)	(84,522)	41,921
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	241	(14,858)	(29,739)	14,881
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	122	(7,521)	(11,839)	4,318
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	28	(1,726)	(2,724)	998
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	30	(1,850)	(2,920)	1,070
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	1,100	$(67,815)	$(162,143)	$94,328
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	191	(11,776)	(13,434)	1,658

$(1,809,739)	$(2,827,473)	$1,017,734

INFLATION (CPI) SWAPS
Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Bank of America, NA	USD	17,640	7/15/21	1.765%	CPI#	Maturity	$ 96,253	$ -	$ 96,253
Barclays Bank PLC	USD	6,950	1/15/21	1.490%	CPI#	Maturity	79,658	-	79,658
Deutsche Bank AG	USD	5,190	7/15/21	2.152%	CPI#	Maturity	(55,938)	-	(55,938)
JPMorgan Chase Bank, NA	USD	23,800	7/15/23	1.848%	CPI#	Maturity	(205,071)	-	(205,071)
________ ________ ________
$ (85,098)	$ -	$ (85,098)
________ ________ ________
# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
INTEREST RATE SWAPS
Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Morgan Stanley Capital Services LLC	USD	595	3/06/42	2.804%	3 Month LIBOR	Semi-Annual/ Quarterly	$ (134,207)	$ -	$ (134,207)

REVERSE REPURCHASE AGREEMENTS
Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2020

HSBC Bank USA†	1.68%	-	$23,781,748
HSBC Bank USA†	1.64%	-	27,007,405
JPMorgan Chase Bank†	1.66%	-	58,676,712
JPMorgan Chase Bank†	1.67%	-	2,686,774

		$112,152,639

† The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2020.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$112,152,639	$0	$0	$0	$112,152,639

(a)				Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)				Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $100,282,681 or 15.4% of net assets.

(d)				Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)				Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2020.
(f)				IO - Interest Only.
(g)				Illiquid security.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 0.28% of net assets as of January 31, 2020, are considered illiquid and restricted.  Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 3.626%, 11/15/26	11/16/15	$181,889	$181,671	0.03%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 3.805%, 3/27/24	3/21/19	383,951	382,533	0.06%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 4.555%, 5/27/23	6/07/19	694,136	700,080	0.11%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 4.349%, 10/27/22	10/11/19	280,937	282,771	0.04%
Terraform Global Operating LLC 6.125%, 3/01/26	2/08/18	222,000	230,749	0.04%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	1/24/14	363,153	19,650	0.00%
(i)				Inverse interest only security.
(j)				Non-income producing security.
(k)				Defaulted.
(l)				Defaulted matured security.
(m)				Fair valued by the Adviser.
(n)				Restricted and illiquid security.
Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Mt Logan Re Ltd.(Preference Shares)	12/30/14	$260,000	$251,804	0.04%
(o)				Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(p)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,750,883 and gross unrealized depreciation of investments was $(8,175,764), resulting in net unrealized appreciation of $25,575,119.

Currency Abbreviations:
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – Euro
GBP – Great British Pound
JPY – Japanese Yen
MYR – Malaysian Ringgit
SEK – Swedish Krona
USD – United States Dollar
ZAR – South African Rand
Glossary:
ABS – Asset-Backed Securities
CBT – Chicago Board of Trade
CDOR – Canadian Dealer Offered Rate
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CDX-NAHY – North American High Yield Credit Default Swap Index
CDX-NAIG – North American Investment Grade Credit Default Swap Index
CMBS – Commercial Mortgage-Backed Securities
CPI – Consumer Price Index
LIBOR – London Interbank Offered Rates
OSE – Osaka Securities Exchange
REIT – Real Estate Investment Trust
REMICs – Real Estate Mortgage Investment Conduits
STIBOR – Stockholm Interbank Offered Rate
TIPS – Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2020:
Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Inflation-Linked Securities	$—	$512,031,941	$—	$512,031,941
Corporates - Investment Grade	—	98,610,159	—	98,610,159
Commercial Mortgage-Backed Securities	—	51,402,046	—	51,402,046
Collateralized Mortgage Obligations	—	43,178,107	—	43,178,107
Asset-Backed Securities	—	23,327,858	—	23,327,858
Corporates - Non-Investment Grade	—	13,639,744	—	13,639,744
Emerging Markets - Treasuries	—	12,642,309	—	12,642,309
Governments - Treasuries	—	9,179,287	—	9,179,287
Quasi-Sovereigns	—	3,661,439	—	3,661,439
Emerging Markets - Corporate Bonds	—	2,345,684	—	2,345,684
Emerging Markets - Sovereigns	—	267,272	—	267,272
Common Stocks	—	—	251,804	251,804

Total Investments in Securities	—	770,285,846	251,804	770,537,650
Other Financial Instruments(a):
Assets:
Futures	225,251	—	—	225,251
Forward Currency Exchange Contracts	—	372,603	—	372,603
Centrally Cleared Inflation (CPI) Swaps	—	59,424	—	59,424
Centrally Cleared Interest Rate Swaps	—	938,006	—	938,006
Credit Default Swaps	—	57,325	—	57,325
Inflation (CPI) Swaps	—	175,911	—	175,911
Liabilities:
Futures	(2,016,030)	—	—	(2,016,030)
Forward Currency Exchange Contracts	—	(128,810)	—	(128,810)
Centrally Cleared Credit Default Swaps	—	(1,081,974)	—	(1,081,974)
Centrally Cleared Inflation (CPI) Swaps	—	(644,352)	—	(644,352)
Centrally Cleared Interest Rate Swaps	—	(2,985,799)	—	(2,985,799)
Credit Default Swaps	—	(1,867,064)	—	(1,867,064)
Inflation (CPI) Swaps	—	(261,009)	—	(261,009)
Interest Rate Swaps	—	(134,207)	—	(134,207)
Reverse Repurchase Agreements	(112,152,639)	—	—	(112,152,639)

Total	$(113,943,418)	$764,785,900	$251,804	$651,094,286(b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

Amounts of $6,169,032 and $225,504 for Asset-Backed Securities and Commercial Mortgage-Backed Securities, respectively,  were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund's transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,423	$65,100	$68,523	$0	$14